Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 142	$ 421	$ 888
Cost of revenues		(61)	(661)	(657)
Gross profit (loss)		81	(240)	231
Research and development expenses, net		(7,145)	(6,230)	(7,208)
General and administrative expenses		(4,339)	(4,265)	(3,316)
Operating loss		(11,403)	(10,735)	(10,293)
Financial income, net		255	260	73
Net loss		$ (11,148)	$ (10,475)	$ (10,220)
Basic loss per ordinary share (in Dollars per share)	[1]	$ (4.3)	$ (5.91)	$ (8.94)
Weighted average number of ordinary shares outstanding used in computing basic loss per ordinary share (in Shares)	[1]	2,587,290	1,771,803	1,143,518

[1]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022, and a reverse share split of the Company’s ordinary shares effected on November 15, 2023 (see Note 1B)